Pension, Retiree Medical and Savings Plans (Selected Financial Information for Pension and Retiree Medical Plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Pension Plans, Defined Benefit
Change in fair value of plan assets
Employer contributions/funding	$ 295	$ 364	$ 336
Retiree Medical Plan
Change in projected benefit obligation
Obligation at beginning of year	677	714
Service cost	31	29	37
Interest cost	32	36	19
Plan amendments	0	0
Defined Benefit Plan, Benefit Obligation, Contributions by Plan Participant	0	0
Experience (gain)/loss	(44)	(22)
Settlement/curtailment	0	0
Defined Benefit Plan, Benefit Obligation, Special and Contractual Termination Benefits	(1)	0
Other, including foreign currency adjustment	(3)	0
Obligation at end of year	616	677	714
Defined Benefit Plan, Benefit Obligation, Benefits Paid	(78)	(80)
Change in fair value of plan assets
Fair value at beginning of year	183	196
Actual return on plan assets	5	21
Employer contributions/funding	53	46	48
Participant contributions	0	0
Defined Benefit Plan, Plan Assets, Benefits Paid	(78)	(80)
Defined Benefit Plan, Plan Assets, Payment for Settlement	0	0
Other, including foreign currency adjustment	0	0
Fair value at end of year	163	183	196
Funded status	(453)	(494)
Amounts recognized
Other assets	0	0
Other current liabilities	(52)	(52)
Other liabilities	(401)	(442)
Net amount recognized	(453)	(494)
Amounts included in accumulated other comprehensive loss (pre-tax)
Net loss/(gain)	(333)	(323)
Prior service cost/(credit)	(14)	(19)
Total	(347)	(342)
Changes recognized in net loss/(gain) included in other comprehensive loss
Net loss/(gain) arising in current year	(36)	(30)
Amortization and settlement recognition	25	27
Foreign currency translation (gain)/loss	1	0
Total	(10)	(3)
Domestic Plan
Change in projected benefit obligation
Obligation at beginning of year	12,035	11,543
Service cost	347	327	487
Interest cost	585	593	434
Plan amendments	12	13
Defined Benefit Plan, Benefit Obligation, Contributions by Plan Participant	0	0
Experience (gain)/loss	(563)	603
Settlement/curtailment	(506)	(36)
Defined Benefit Plan, Benefit Obligation, Special and Contractual Termination Benefits	31	(1)
Other, including foreign currency adjustment	0	(1)
Obligation at end of year	11,324	12,035	11,543
Defined Benefit Plan, Benefit Obligation, Benefits Paid	(617)	(1,006)
Change in fair value of plan assets
Fair value at beginning of year	11,541	11,148
Actual return on plan assets	(10)	1,121
Employer contributions/funding	236	314
Participant contributions	0	0
Defined Benefit Plan, Plan Assets, Benefits Paid	(617)	(1,006)
Defined Benefit Plan, Plan Assets, Payment for Settlement	(539)	(36)
Other, including foreign currency adjustment	(2)	0
Fair value at end of year	10,609	11,541	11,148
Funded status	(715)	(494)
Amounts recognized
Other assets	388	313
Other current liabilities	(85)	(75)
Other liabilities	(1,018)	(732)
Net amount recognized	(715)	(494)
Amounts included in accumulated other comprehensive loss (pre-tax)
Net loss/(gain)	3,618	3,596
Prior service cost/(credit)	54	18
Total	3,672	3,614
Changes recognized in net loss/(gain) included in other comprehensive loss
Net loss/(gain) arising in current year	320	333
Amortization and settlement recognition	(298)	(74)
Foreign currency translation (gain)/loss	0	0
Total	22	259
Accumulated benefit obligation at end of year	11,069	11,653
Foreign Plan [Member]
Change in projected benefit obligation
Obligation at beginning of year	2,986	2,603
Service cost	46	43	64
Interest cost	144	141	90
Plan amendments	1	0
Defined Benefit Plan, Benefit Obligation, Contributions by Plan Participant	2	2
Experience (gain)/loss	(55)	194
Settlement/curtailment	(62)	(26)
Defined Benefit Plan, Benefit Obligation, Special and Contractual Termination Benefits	0	0
Other, including foreign currency adjustment	(168)	145
Obligation at end of year	2,786	2,986	2,603
Defined Benefit Plan, Benefit Obligation, Benefits Paid	(108)	(116)
Change in fair value of plan assets
Fair value at beginning of year	3,528	3,195
Actual return on plan assets	142	267
Employer contributions/funding	59	50
Participant contributions	2	2
Defined Benefit Plan, Plan Assets, Benefits Paid	(108)	(116)
Defined Benefit Plan, Plan Assets, Payment for Settlement	(62)	(26)
Other, including foreign currency adjustment	(164)	156
Fair value at end of year	3,397	3,528	$ 3,195
Funded status	611	542
Amounts recognized
Other assets	792	727
Other current liabilities	(10)	(11)
Other liabilities	(171)	(174)
Net amount recognized	611	542
Amounts included in accumulated other comprehensive loss (pre-tax)
Net loss/(gain)	633	707
Prior service cost/(credit)	(5)	(8)
Total	628	699
Changes recognized in net loss/(gain) included in other comprehensive loss
Net loss/(gain) arising in current year	8	119
Amortization and settlement recognition	(43)	(23)
Foreign currency translation (gain)/loss	(39)	40
Total	(74)	136
Accumulated benefit obligation at end of year	$ 2,638	$ 2,835